Income Tax - Reconciliation of Difference Between Tax Computed at Statutory Tax Rate and Income Tax (Benefits) Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates [Abstract]
(Loss)/profit before tax	$ (9,857)	$ 7,725	$ 1,106
Tax at statutory rate of 20% (2020: 20%; 2019: 20%)	(1,971)	1,545	221
Foreign income taxed at different rate	1,465	1,100	499
Expenses not deductible for tax purpose	94	255	221
Utilization of previously unrecognized tax losses	(96)	(89)
Tax benefit arising from previously unrecognized tax losses		(52)
Net deferred tax asset not recognized	327	1,151	949
Written-off deferred tax			218
Tax exempt on income	(99)	(57)	(144)
Uncertain tax position	(1,173)	(273)	(454)
Return to provision adjustment		(1)	(16)
Deferred tax liability arising from undistributed earnings	(309)	270	215
Withholding tax on dividends	452	163	355
Others	(35)	4	(7)
Income tax (benefit) expense reported in the income statement	$ (1,345)	$ 4,016	$ 2,057